Segment information (Tables)	12 Months Ended
Dec. 31, 2018
Operating segments [Abstract]
Schedule of Total Revenue by Region
The following table sets forth the Company’s total revenue by region for the periods indicated. The Company categorizes its total revenue geographically based on the location to which it invoices.

	Year ended December 31,
	2016(1)	2017(1)	2018
Asia :
Taiwan	$5,421	$8,126	$16,704
China (including Hong-Kong)	24,623	21,819	11,638
Rest of Asia	3,256	2,664	2,172
Total Asia	33,300	32,609	30,514
Europe, Middle East, Africa:	5,730	5,641	855
Americas:
United Stated of America	6,468	7,896	7,042
Rest of Americas	81	2,117	1,839
Total Americas	6,549	10,013	8,881
Total revenue	$45,579	$48,263	$40,250
(1) In 2018, the Company adopted IFRS 15 using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.
The Company categorizes its total revenue based on technology.

	Year ended December 31,
	2016(1)	2017(1)	2018
Broadband	$30,100	$27,900	$11,657
IOT	8,401	11,568	19,679
Vertical	7,078	8,795	8,914
Total revenue	$45,579	$48,263	$40,250
(1) In 2018, the Company adopted IFRS 15 using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.
Additionally, the Company categorize its total revenue based on product and other revenue.

	Year ended December 31,
	2016(1)	2017(1)	2018
Product	$34,581	$37,353	$28,938
License	1,338	2,838	2,707
Development and other services	9,660	8,072	8,605
Total revenue	$45,579	$48,263	$40,250